New Standards and Interpretations Adopted in the Current Year - Schedule of impact on equity attributable to owners of Rio Tinto due to adoption of IFRS 16 and IFRIC 23 (Detail) - USD ($)
$ in Millions
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [Line Items]
– attributable to Rio Tinto	$ 40,532	$ 43,573	$ 43,686	$ 44,711
Previously stated [member]
Disclosure of initial application of standards or interpretations [Line Items]
– attributable to Rio Tinto		43,686
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | I F R S16 [Member]
Disclosure of initial application of standards or interpretations [Line Items]
IFRS 9 Impairment provision resulting from application of the Expected Credit Loss (ECL) model and revaluations		(69)
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | IFRIC 23 [Member]
Disclosure of initial application of standards or interpretations [Line Items]
IFRS 15 De-recognition of receivable arising from uplift transaction		$ (44)